ING EQUITY TRUST

ING Opportunistic LargeCap Fund

ING SmallCap Value Multi-Manager Fund

ING Index Plus Large Cap Equity Fund VIII

ING INVESTORS TRUST

ING Disciplined Small Cap Value Portfolio

ING Focus 5 Portfolio

ING Global Resources Portfolio

ING Stock Index Portfolio

ING MUTUAL FUNDS

ING Disciplined International SmallCap Fund

ING Global Natural Resources Fund

ING SERIES FUND, INC.

ING Corporate Leaders 100 Fund

ING VARIABLE PORTFOLIOS, INC.

ING International Index Portfolio

ING Opportunistic LargeCap Growth Portfolio

ING Opportunistic LargeCap Value Portfolio

ING Russell™ Global Large Cap Index 85% Portfolio

ING Russell™ Large Cap Index Portfolio

ING Russell™ Mid Cap Index Portfolio

ING Russell™ Small Cap Index Portfolio

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

Supplement dated January 22, 2009

To the current prospectuses for the above-named Funds/Portfolios

This Supplement supersedes the Supplement dated
January 21, 2009 and filed January 22, 2009

Effective January 13, 2009, the following portfolio manager changes are in effect:

ING Corporate Leaders 100 Fund, ING Disciplined International SmallCap Fund, ING Disciplined Small Cap Value Portfolio, ING Focus 5 Portfolio, ING Index Plus LargeCap Equity Fund VIII, ING International Index Portfolio, ING Opportunistic LargeCap Fund, ING Opportunistic LargeCap Growth Portfolio, ING Opportunistic LargeCap Value Portfolio, ING Russell™ Global Large Cap Index 85% Portfolio, ING Russell™ Large Cap Index Portfolio, ING Russell™ Mid Cap Index Portfolio, ING Russell™ Small Cap Index Portfolio, ING Stock Index Portfolio,

and ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

Omar Aguilar is no longer a portfolio manager of the Funds/Portfolios. Vincent J. Costa is now solely responsible for the day-to-day management of the Funds/Portfolios. The Prospectuses are hereby revised to delete all references to Dr. Aguilar.

ING SmallCap Value Multi-Manager Fund

With regard to the assets of the Fund allocated to ING Investment Management Co., Dr. Aguilar is no longer a portfolio manager of the Fund. Mr. Vincent Costa is now solely responsible for the day-to-day management of the Fund. The Prospectuses are hereby revised to delete all references Dr. Aguilar.

ING Global Natural Resources Fund and ING Global Resources Portfolio

Effective February 27, 2009, James A. Vail is no longer a portfolio manager of the Fund/Portfolio.  Effective February 2009, Chris Corapi has been added as a portfolio manager of the Fund/Portfolio. The Prospectuses are revised to delete all references Mr. Vail and add the following:

Christopher Corapi, has co-managed the Fund/Portfolio since February 2009. Mr. Corapi has been with ING IM since February 2004 and is CIO of Equities. Prior to joining ING IM, he served as the Global Head of Equity Research at Federated Investors since 2002. Mr. Corapi served as head of U.S. equities and as a portfolio manager at Credit Suisse Asset Management beginning in 2000.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE